Schedule of Investment join venture (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Investment In Joint Venture
Investment in joint ventures	$ 1,504	$ 1,947	$ 1,749